(a) Investments in entities under joint control	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
(a) Investments in entities under joint control
53	(a) Investments in entities under joint control
The Group also has investment in individually immaterial entities under joint control that are accounted using equity method.

Company name	Opening balance	Addition during the year	Share in loss of jointly controlled entity	Acquired during the year*	Closing balance
Abha Solarfarms Limited
For the year ended 31 March 2021	89	—	(7)	(82)	—
For the year ended 31 March 2020	84	15	(10)	—	89
For the year ended 31 March 2019	88	—	(4)	—	84
Heramba Renewables Limited
For the year ended 31 March 2021	170	—	(14)	(156)	—
For the year ended 31 March 2020	156	30	(16)	—	170
For the year ended 31 March 2019	161	—	(4)	—	157
Aalok Solarfarms Limited
For the year ended 31 March 2021	91	—	(7)	(84)	—
For the year ended 31 March 2020	86	14	(9)	—	91
For the year ended 31 March 2019	89	—	(4)	—	85
Shreyas Solarfarms Limited
For the year ended 31 March 2021	174	—	(17)	(157)	—
For the year ended 31 March 2020	163	29	(18)	—	174
For the year ended 31 March 2019	170	—	(7)	—	163
Prathamesh Solarfarms Limited
For the year ended 31 March 2019	492	—	(21)	(471)	—

*	Refer note 54
(b) Joint operations
On date 17 September 2020, the Group through a subsidiary company namely ReNew Wind Energy (AP2) Private Limited has acquired 50% interest in a joint arrangement called VG DTL Transmissions Private Limited which was set up together with KP Energy Limited to develop evacuation facility for the SECI III project in the state of Gujarat.
The country of incorporation and principal place of business of the joint operation is in India. The interest in joint operation is not significant to the Group
.